Annual Fund Operating Expenses - Chase Growth Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Chase Growth Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.39%
Component2 Other Expenses	0.15%
Expenses (as a percentage of Assets)	1.29%	[1]
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Chase Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.39%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.14%	[1]
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.00%

[1]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]
(2)Chase Investment Counsel Corporation (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 28, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.